Subsequent Events (Narrative) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Subsequent Events 1	1,161,000
Subsequent Events 2	1,161,000
Subsequent Events 3	$ 0
Subsequent Events 4	550
Subsequent Events 5	550
Subsequent Events 1		362,500
Subsequent Events 2		362,500
Subsequent Events 3		0
Subsequent Events 4		172
Subsequent Events 5		$ 172